Nature of the Organization and Business (Details) - Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
Jun. 30, 2024
BaiJiaYun Limited (“BJY”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 22, 2021
Place of Incorporation	Cayman Islands
Ownership Percentage	100%
Principal Activities	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	May 6, 2021
Place of Incorporation	Hong Kong
Ownership Percentage	100%
Principal Activities	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	September 6, 2021
Place of Incorporation	PRC
Ownership Percentage	100%
Principal Activities	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	October 27, 2021
Place of Incorporation	PRC
Ownership Percentage	100%
Principal Activities	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	September 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100%
Principal Activities	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	January 21, 2022
Place of Incorporation	PRC
Ownership Percentage	100%
Principal Activities	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	December 28, 2022
Place of Incorporation	PRC
Ownership Percentage	100%
Principal Activities	Investment holding
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	May 22, 2017
Place of Incorporation	PRC
Ownership Percentage	100% owned through VIE agreements
Principal Activities	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	October 12, 2019
Place of Incorporation	PRC
Ownership Percentage	100% owned through VIE agreements
Principal Activities	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	June 13, 2018
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	June 18, 2019
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 8, 2019
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	June 23, 2020
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	January 7, 2021
Place of Incorporation	PRC
Ownership Percentage	51% owned by VIE
Principal Activities	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 13, 2021
Place of Incorporation	PRC
Ownership Percentage	51% owned by VIE
Principal Activities	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	December 12, 2018
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	November 3, 2021
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	October 22, 2021
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	May 29, 2012
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	September 16, 2022
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud
Ltd. (“Guangxi Hengsheng”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Principal Activities	computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	August 30, 2022
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	January 4, 2023
Place of Incorporation	PRC
Ownership Percentage	51% owned by VIE
Principal Activities	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 12, 2023
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	January 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	March 28, 2005
Place of Incorporation	PRC
Ownership Percentage	51% owned by VIE
Principal Activities	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	December 1, 2014
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	January 16, 2023
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 16, 2024
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	August 7, 2017
Place of Incorporation	PRC
Ownership Percentage	100% owned by VIE
Principal Activities	Provision of cloud computing services
Baijiayi Digital Technology (Henan) Co., Ltd.[Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Abstract]
Date of Incorporation	April 8, 2015
Place of Incorporation	PRC
Ownership Percentage	51% owned by VIE
Principal Activities	Provision of cloud computing services